Dec. 28, 2024
Hedged Equity Income Fund
HEDGED EQUITY INCOME FUND (formerly, the Hedged Income Fund)
Investment Objective
To seek current income with the potential for long-term capital appreciation with less volatility than the broad equity market.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Hedged Equity Income Fund. You may qualify for sales charge discounts if you and your family invest or agree to invest in the future, at least $200,000 in Cavanal Hill Funds. More information about these and other discounts is available from your financial professional and in the section “Initial Sales Charge (Bond and Equity Funds, Class A Shares Only)” on page 43 of the prospectus and “Contingent Deferred Sales Charges (CDSC-Class A Only)” on page 44 in the prospectus and in the section “Additional Purchase and Redemption Information” on page 34 of the Statement of Additional Information. An investor transacting in Institutional Shares, which do not have any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution, may be required to pay a commission to a broker or other financial intermediary for effecting such transactions on an agency basis. Such commissions are not reflected in the tables or the example below. Shares of the Fund are available in other share classes that have different fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Hedged Equity Income Fund	A Shares		Investor Shares	Institutional Shares
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	2.00%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	1.00%	[1]	none	none
[1]	Class A Shares are available with no front-end sales charge on investments of $200,000 or more. There is, however, a contingent deferred sales charge (CDSC) of 1.00% on any Class A Shares upon which a dealer concession was paid that are sold within one year of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Annual Fund Operating Expenses - Hedged Equity Income Fund		A Shares	Investor Shares	Institutional Shares
Management Fees		0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%
Other Expenses		0.61%	0.76%	0.76%
Shareholder Servicing Fees		0.10%	0.25%	0.25%
Total Annual Fund Operating Expenses		1.66%	1.81%	1.56%
Less Fee Waivers	[1]	(0.31%)	(0.46%)	(0.46%)
Total Annual Fund Operating Expenses After Fee Waivers		1.35%	1.35%	1.10%
[1]	The Adviser has contractually agreed to waive fees payable to it or reimburse certain expenses so that expenses (other than extraordinary expenses and any Acquired Fund Fees and Expenses) for each Class do not exceed 1.10%, plus class-specific fees until December 31, 2025. Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees to which they are entitled. The affiliate waivers result in a reduction of the Shareholder Servicing Fee paid by all purchasers of a Class to the extent shown in the table. Contractual waivers are in place for the period through December 31, 2025 and may only be terminated or modified with the approval of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Hedged Equity Income Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
A Shares	336	684	1,056	2,101
Investor Shares	137	525	937	2,089
Institutional Shares	112	448	806	1,817

Portfolio Turnover

The Hedged Equity Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 44% of the average value of its portfolio.

Principal Investment Strategy

To pursue its objective, under normal circumstances, the Fund invests primarily in dividend paying equity securities, with at least 80% of its net assets in income generating equity securities and equity-related instruments traded on U.S. exchanges. For purposes of this policy, the Fund includes common stocks and securities convertible into common stocks of companies with any market capitalization and sponsored or unsponsored American Depositary Receipts (ADRs). Under normal circumstances, the fund will seek to generate current income. Some of the income will be distributed to shareholders in the form of dividends from portfolio securities; income will also be generated from option premiums by writing (selling) call options on its portfolio securities, all of which will be covered calls. A covered call refers to a financial transaction in which the investor selling a call option owns an equivalent amount of the underlying security. The investor’s ownership of the long position in the asset is the “cover” because the seller can deliver the shares if the buyer of the call option chooses to exercise. The fund seeks to produce current income from dividends and, to a lesser extent, from option writing premiums. Because of the tax treatment options activity receives, call premium income may not be distributed to shareholders. The Fund will buy index and ETF put options as well as put options on individual securities in order to seek to both reduce volatility and provide downside market protection for the portfolio.

The portfolio management team of the Fund selects equity securities that it believes have strong earnings, cash flow and revenue growth prospects, industry leadership with a competitive advantage, strong management teams, understandable and observable fundamental dynamics, and can pay consistent and sustainable dividends. At the time of initial investment selection, common stocks will have a minimum market cap of $1 billion. The portfolio will typically invest in 25 to 40 holdings across multiple economic sectors and will not invest more than 35% of the fund’s net assets in any one such sector to diversify risk.

The extent of option writing activity will depend on the portfolio management team’s judgment regarding perceived value associated with security prices, market conditions, the attractiveness of writing call options on the fund’s stock holdings, and timing issues related to monthly option expiration dates. Writing covered calls produces income from premiums, a portion of which will be used to purchase puts which helps to reduce the volatility (and risk profile) of the fund by providing downside protection.

The fund is required to pledge collateral for the covered call option trades and will hold the security as collateral for all such covered call option trades. Put options collateral is limited to the total cash paid for the option. The fund’s Custodian will segregate such collateral for the benefit of the counterparty. High levels of new investment inflow can lead to periods of higher cash levels, as investment opportunities are identified. Similarly, during periods in which stock markets advance, the exercise of options may result in higher cash levels.

The Fund is non-diversified, meaning it may invest in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual security volatility than a diversified fund.

Purchase and sale decisions are based on the Adviser’s judgment about issuers, risk, prices of securities, market conditions, potential returns, and other economic factors.

Principal Investment Risks
Performance Information

The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year and since inception compare with those of a broad measure of market performance. The Fund’s past performance (before or after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information may be obtained on the Fund’s website www.cavanalhillfunds.com or by calling 1-800-762-7085.

This bar chart shows changes in the Fund’s performance from year to year[1]. The returns for A Shares and Institutional Shares will differ from the returns for Investor Shares (which are shown in the bar chart) because of differences in the expenses of each Class.

Annual Total Returns for Investor Shares (Periods Ended 12/31)

[1]The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/24 to 9/30/24 was 9.39%.
Average Annual Total Returns (Periods Ended 12/31/23)

This table compares the Fund’s average annual total returns for periods ended December 31, 2023 to those of the CBOE S&P 500 BuyWrite Monthly Index and the S&P 500 Index, which was added in response to rule changes with a compliance date of July 24, 2024. The CBOE S&P 500 BuyWrite Monthly Index demonstrates how the Fund’s performance compares with the returns of indices with similar investment objectives, whereas the S&P 500 Index is a broad-based index, which provides a benchmark reflecting the performance of the stock performance of the 500 largest companies listed on stock exchanges in the United States. The stated returns assume the highest historical federal marginal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans. After-tax returns are shown only for the Investor Class Shares and after-tax returns for other shares will vary.

Average Annual Returns - Hedged Equity Income Fund	Label	1 Year	Since Inception	Inception Date
Investor Shares	Return Before Taxes	5.04%	3.42%	Dec. 28, 2020
Investor Shares | Return After Taxes on Distributions	Return After Taxes on Distributions	4.14%	2.71%	Dec. 28, 2020
Investor Shares | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	2.97%	2.36%	Dec. 28, 2020
Institutional Shares	Return Before Taxes	5.42%	3.70%	Dec. 28, 2020
A Shares	Return Before Taxes (With Load)	2.92%	2.72%	Dec. 28, 2020
CBOE S&P 500 BuyWrite Monthly Index (reflects no deduction for expenses, fees or taxes)	CBOE S&P 500 BuyWrite Monthly Index (reflects no deduction for expenses, fees or taxes)	11.82%	6.18%	Dec. 28, 2020
S&P 500 Index	S&P 500 Index	24.23%	8.47%	Dec. 28, 2020